Related Party Transactions and Balances - Additional Information (Detail) $ in Thousands		12 Months Ended
	May 27, 2016 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of transactions between related parties [line items]
Share based compensation expense		$ 1,862	$ 178
Members of key management [member]
Disclosure of transactions between related parties [line items]
Balance payable to key management		$ 0	$ 86
Board of director [member]
Disclosure of transactions between related parties [line items]
Number of options issued		1,800,000	1,616,000
Share based compensation expense		$ 601	$ 49
Board of director [member] | Private placement 1 [member]
Disclosure of transactions between related parties [line items]
Number of units issued | shares	810,810
Consideration received	$ 150
Shareholders' [member]
Disclosure of transactions between related parties [line items]
Number of units issued | shares	4,665,187
Consideration received	$ 863